Note 13 - Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 203,000	$ 155,000	$ 758,000	$ 465,000